Shareholders' Equity (Details Textual)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Shareholders’ Equity Note Disclosure [Line Items]
Common Stock, Voting Rights	one vote for each Ordinary Share
Common Stock, Shares, Outstanding	2,792,967	1,437,500
Temporary Equity, Shares Outstanding	4,394,533